UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3)), the date of the last payment on the last asset-backed security outstanding that was issued by the securitizer was July 21, 2014.

August 25, 2014
(Date of Report)

SMA Issuer I LLC
(Exact name of securitizer as specified in its charter)

N/A	0001569195
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Joseph D. D'Angelo - (212) 616-1570
(Name and telephone number, including area code, of the person to contact in connection with this filing)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 25, 2014	SMA Issuer I LLC (Securitizer) By: IMRF Loan Portfolio Manager LLC, its Manager
By: /s/ Ron Ragsdale Name: Ron Ragsdale Title: Vice President